Schedule of trade and other receivables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Trade receivables (net of allowance)		₨ 2,817,604	₨ 1,897,590
Receivables from joint venture		530
Refund and other receivable (net of allowance)		52,478	37,112
Total		2,870,612	1,934,702
Contract Assets		190,598	11	₨ 626
Total	$ 37,246	₨ 3,061,210	₨ 1,934,713